Property and Equipment	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Property and Equipment

Note 2 – Property and Equipment

Property and equipment as June 30, 2012 and December 31, 2011 consisted of the following:

June 30, Dec 31,

	2012	2011
Computer equipment	$54,124	$54,124
Less: Accumulated depreciation	(53,302)	(52,983)
Net Fixed Assets	$822	$1,141

Depreciation expense for the six months ended June 30, 2012 and 2011 was $119 and $106, respectively.